This is filed pursuant to Rule 497(e).
File Nos. 333-18505 and 811-09160.

[LOGO] AllianceBernstein Investments, Inc.

                                               ALLIANCEBERNSTEIN BOND FUND, INC.
                                    --AllianceBernstein Corporate Bond Portfolio
                                          ALIANCEBERNSTEIN HIGH YIELD FUND, INC.

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Supplement dated November 16, 2007 to the Prospectus dated February 1, 2007 (as revised November 5, 2007) for AllianceBernstein Bond Fund, Inc., offering AllianceBernstein Corporate Bond Portfolio and to the Prospectus dated February 1, 2007 (as revised November 5, 2007) for AllianceBernstein High Yield Fund, Inc.

AllianceBernstein Bond Fund, Inc. - AllianceBernstein Corporate Bond Portfolio

The shareholders of AllianceBernstein Bond Fund, Inc. - AllianceBernstein Corporate Bond Portfolio ("Corporate Bond") have approved the acquisition of Corporate Bond by AllianceBernstein High Income Fund, Inc. (AllianceBernstein Emerging Market Debt Fund, Inc. until the time of the merger when its name will be changed). The acquisition of Corporate Bond is expected to take place early in the first quarter of 2008.

                                    * * * * *

AllianceBernstein High Yield Fund, Inc.

The shareholders of AllianceBernstein High Yield Fund, Inc ("High Yield") have approved the acquisition of High Yield by AllianceBernstein High Income Fund, Inc. (AllianceBernstein Emerging Market Debt Fund, Inc. until the time of the merger when its name will be changed). The acquisition of High Yield is expected to take place early in the first quarter of 2008.

                                    * * * * *

For more information, please call your financial advisor or visit our website at www.AllianceBernstein.com.

You should retain this supplement with your Prospectus for future reference.




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